Other Long-Term Loan (Tables)	12 Months Ended
Dec. 31, 2021
Other Long-Term Loan [Abstract]
Schedule of composition
	December 31
	2021	2020
	in USD thousands
Loan from PortXL Netherlands B.V.	129	134
Less - current maturities	-	-
Total long-term loan	129	134

Schedule of change during the year
	Year ended December 31
	2021	2020	2019
	in USD thousands
Beginning of the year	134	116	-
Additions during the year	-	-	113
Interest expenses	6	6	4
Foreign currency translation adjustment	(11)	12	(1)
End of year	129	134	116